Class A:    GCSAX    Class C:     GCSCX    Institutional:    GCSIX    Service:    GCSSX    Investor (formerly Class IR):    GDSTX Class R:    GDSRX    Class R6:    GCSUX    Class T:    GTSMX

Before you invest, you may want to review the Goldman Sachs Small Cap Equity Insights Fund (the “Fund”) Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information (“SAI”) and most recent annual reports to shareholders, online at www.gsamfunds.com/mutualfunds. You can also get this information at no cost by calling 800-621-2550 for Institutional, Service and Class R6 shareholders, 800-526-7384 for all other shareholders or by sending an e-mail request to gs-funds-document-requests@gs.com. The Fund’s Prospectus and SAI, both dated February 28, 2018, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A or Class T Shares if you invest at least $50,000 or $250,000, respectively, in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 54 and “Shareholder Guide—Common Questions Applicable to the Purchase of Class T Shares” beginning on page 58 and in Appendix C—Additional Information About Sales Charge Variations, Waivers and Discounts on page 92 of the Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-120 of the Fund’s SAI.

SHAREHOLDER FEES (fees paid directly from your investment)

	Class A	Class C	Institutional	Service	Investor	Class R	Class R6	Class T
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None	None	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)[1]	None	1.00%	None	None	None	None	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class C		Institutional		Service		Investor		Class R		Class R6		Class T
Management Fees[2]	0.80%		0.80%		0.80%		0.80%		0.80%		0.80%		0.80%		0.80%
Distribution and/or Service (12b-1) Fees	0.25%		0.75%		None		0.25%		None		0.50%		None		0.25%
Other Expenses[3]	0.33%		0.58%		0.19%		0.44%		0.33%		0.33%		0.18%		0.33%
Service Fees	No	ne	0.2	5%	No	ne	No	ne	No	ne	No	ne	No	ne	No	ne
Shareholder Administration Fees	No	ne	No	ne	No	ne	0.2	5%	No	ne	No	ne	No	ne	No	ne
All Other Expenses	0.3	3%	0.3	3%	0.1	9%	0.1	9%	0.3	3%	0.3	3%	0.1	8%	0.3	3%
Total Annual Fund Operating Expenses	1.38%		2.13%		0.99%		1.49%		1.13%		1.63%		0.98%		1.38%
Expense Limitation[4]	(0.15)%		(0.15)%		(0.15)%		(0.15)%		(0.15)%		(0.15)%		(0.15)%		(0.15)%
Total Annual Fund Operating Expenses After Expense Limitation	1.23%		1.98%		0.84%		1.34%		0.98%		1.48%		0.83%		1.23%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is imposed on Class C Shares redeemed within 12 months of purchase.

[2]	The Fund’s “Management Fees” have been restated to reflect current fees.

[3]	The “Other Expenses” for Class A, Class C, Investor, Class R and Class R6 Shares have been restated and the “Other Expenses” for Class T Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.

[4]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.004% of the Fund’s average daily net assets through at least February 28, 2019, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

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EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Class A, Class C, Institutional, Service, Investor, Class R, Class R6 and/or Class T Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Service, Investor, Class R, Class R6 and/or Class T Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$668	$949	$1,250	$2,104
Class C Shares
– Assuming complete redemption at end of period	$301	$653	$1,130	$2,450
– Assuming no redemption	$201	$653	$1,130	$2,450
Institutional Shares	$86	$300	$532	$1,199
Service Shares	$136	$456	$799	$1,767
Investor Shares	$100	$344	$608	$1,361
Class R Shares	$151	$500	$872	$1,920
Class R6 Shares	$85	$297	$527	$1,188
Class T Shares	$372	$662	$972	$1,853

PORTFOLIO TURNOVER

The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2017 was 137% of the average value of its portfolio.

PRINCIPAL STRATEGY

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a broadly diversified portfolio of equity investments in small-cap U.S. issuers, including foreign issuers that are traded in the United States. These issuers will have public stock market capitalizations similar to that of the range of the market capitalizations of companies constituting the Russell 2000® Index at the time of investment, which as of February 1, 2018 was between $11.69 million and $12.27 billion. However, the Fund may invest in securities outside the Russell 2000® Index capitalization range.

The Fund uses a quantitative style of management, in combination with a qualitative overlay, that emphasizes fundamentally-based stock selection, careful portfolio construction and efficient implementation. The Fund’s investments are selected using fundamental research and a variety of quantitative techniques based on certain investment themes, including, among others, Fundamental Mispricings, High Quality Business Models, Sentiment Analysis and Market Themes & Trends. Fundamental Mispricings seeks to identify high-quality businesses trading at a fair price, which the Investment Adviser believes leads to strong performance over the long-run. High Quality Business Models seeks to identify companies that are generating high-quality revenues with sustainable business models and aligned management incentives. Sentiment Analysis seeks to identify stocks experiencing improvements in their overall market sentiment. Market Themes and Trends seeks to identify companies positively positioned to benefit from themes and trends in the market and macroeconomic environment. The Investment Adviser may, in its discretion, make changes to its quantitative techniques, or use other quantitative techniques that are based on the Investment Adviser’s proprietary research.

The Fund maintains risk, style, and capitalization characteristics similar to the Russell 2000® Index, which is an index designed to represent an investable universe of small-cap companies. The Fund seeks to maximize expected return while maintaining these and other characteristics similar to the benchmark.

The Fund may also invest in fixed income securities that are considered to be cash equivalents.

The Fund’s benchmark index is the Russell 2000® Index.

PRINCIPAL RISKS OF THE FUND

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

Investment Style Risk. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value (“NAV”) and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

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Management Risk. A strategy used by the Investment Adviser may fail to produce the intended results. The Investment Adviser attempts to execute a complex strategy for the Fund using proprietary quantitative models. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). There is no guarantee that the Investment Adviser’s use of these quantitative models will result in effective investment decisions for the Fund. Additionally, commonality of holdings across quantitative money managers may amplify losses.

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Mid-Cap and Small-Cap Risk. Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Portfolio Turnover Rate Risk. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Fund and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Service, Investor, Class R, Class R6 and Class T Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of the Prospectus.

Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.

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AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2017	1 Year	5 Years	10 Years	Since Inception
Class A Shares (Inception 8/15/97)
Returns Before Taxes	5.28%	12.55%	8.00%	6.90%
Returns After Taxes on Distributions	5.28%	12.48%	7.92%	6.35%
Returns After Taxes on Distributions and Sale of Fund Shares	2.99%	10.03%	6.51%	5.62%
Russell 2000® Index (reflects no deduction for fees or expenses)	14.65%	14.11%	8.70%	8.08%
Class C Shares (Inception 8/15/97)
Returns Before Taxes	9.58%	12.98%	7.80%	6.41%
Russell 2000® Index (reflects no deduction for fees or expenses)	14.65%	14.11%	8.70%	8.08%
Institutional Shares (Inception 8/15/97)
Returns Before Taxes	11.82%	14.28%	9.04%	7.62%
Russell 2000® Index (reflects no deduction for fees or expenses)	14.65%	14.11%	8.70%	8.08%
Service Shares (Inception 8/15/97)
Returns Before Taxes	11.28%	13.72%	8.50%	7.09%
Russell 2000® Index (reflects no deduction for fees or expenses)	14.65%	14.11%	8.70%	8.08%
Investor Shares (Inception 11/30/07)
Returns Before Taxes	11.67%	14.11%	8.89%	8.78%
Russell 2000® Index (reflects no deduction for fees or expenses)	14.65%	14.11%	8.70%	8.62%
Class R Shares (Inception 11/30/07)
Returns	11.15%	13.55%	8.36%	8.26%
Russell 2000® Index (reflects no deduction for fees or expenses)	14.65%	14.11%	8.70%	8.62%
Class R6 Shares (Inception 7/31/15)*
Returns Before Taxes	11.89%	14.30%	9.05%	7.62%
Russell 2000® Index (reflects no deduction for fees or expenses)	14.65%	14.11%	8.70%	8.08%
Class T Shares**
Returns Before Taxes	5.28%	12.55%	8.00%	6.90%
Russell 2000® Index (reflects no deduction for fees or expenses)	14.65%	14.11%	8.70%	8.08%

*	Class R6 Shares commenced operations on July 31, 2015. Prior to that date, the performance of Class R6 Shares shown in the table above is that of the Institutional Shares. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.

**	As of the date of the Prospectus, Class T Shares have not commenced operations. Performance of Class T Shares shown in the table above is that of Class A Shares. Performance has not been adjusted to reflect the lower maximum sales charge (load) imposed on purchases of Class T Shares. Class T Shares would have had higher returns because: (i) Class A Shares and Class T Shares represent interests in the same portfolio of securities; and (ii) Class T Shares impose a lower maximum sales charge (load) on purchases.

The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional, Service, Investor, Class R6 and Class T Shares, and returns for Class R Shares (which are offered exclusively to employee benefit plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

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PORTFOLIO MANAGEMENT

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Portfolio Managers: Len Ioffe, CFA, Managing Director and Senior Portfolio Manager, has managed the Fund since 2011; Osman Ali, CFA, Managing Director and Senior Portfolio Manager, has managed the Fund since 2012; and Dennis Walsh, Managing Director and Senior Portfolio Manager, has managed the Fund since 2013.

BUYING AND SELLING FUND SHARES

The minimum initial investment for Class A and Class C Shares is, generally, $1,000. The minimum initial investment for Institutional Shares is, generally, $1,000,000 for individual or certain institutional investors, alone or in combination with other assets under the management of the Investment Adviser and its affiliates. There is no minimum for initial purchases of Investor, Class R, Class R6 and Class T Shares, except for certain institutional investors who purchase Class R6 Shares directly with the Fund’s transfer agent for which the minimum initial investment is $5,000,000. Those share classes with a minimum initial investment requirement do not impose it on certain employee benefit plans, and Institutional Shares do not impose it on certain investment advisers investing on behalf of other accounts.

The minimum subsequent investment for Class A and Class C shareholders is $50, except for certain employee benefit plans, for which there is no minimum. There is no minimum subsequent investment for Institutional, Investor, Class R, Class R6 or Class T shareholders.

The Fund does not impose minimum purchase requirements for initial or subsequent investments in Service Shares, although an Intermediary (as defined below) may impose such minimums and/or establish other requirements such as a minimum account balance.

You may purchase and redeem (sell) shares of the Fund on any business day through certain intermediaries that have a relationship with Goldman Sachs & Co. LLC (“Goldman Sachs”), including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”).

TAX INFORMATION

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through an Intermediary, the Fund and/or its related companies may pay the Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Intermediary’s website for more information.

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